Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS

The initial accounting for acquisitions is not complete because the evaluation necessary to assess the fair values of assets acquired, liabilities assumed and any non-controlling interest is not complete including the valuation of solar generation facilities, related intangible assets, assumed debt and non-controlling interests. The provisional amounts are subject to revision to the extent additional information is obtained about the facts and circumstances that existed as of the acquisition dates.

2014 Acquisitions

Nellis

On March 28, 2014, the Company acquired 100% of the controlling investor member interests in MMA NAFB Power, LLC (“Nellis”), which owns a 14.0 MW utility-scale solar power plant located on Nellis Air Force Base in Clark County, Nevada. A wholly owned subsidiary of SunEdison holds the non-controlling interest in Nellis. The purchase price for this acquisition was $14,211.

CalRENEW-1

On May 15, 2014, the Company acquired 100% of the issued and outstanding membership interests of CalRENEW-1, LLC, which owns a 6.3 MW utility-scale solar power plant located in Mendota, California. The purchase price for this acquisition was $14,334, net of acquired cash.

Atwell Island

On May 16, 2014, the Company acquired 100% of the membership interests in SPS Atwell Island, LLC (“Atwell Island”), a 23.5 MW utility-scale solar power plant located in Tulare County, California. The purchase price for this acquisition was $67,212, net of acquired cash.

Stonehenge Operating Projects

On May 21, 2014, the Company acquired 100% of the issued share capital of three operating utility-scale solar power plants located in the United Kingdom from ib Vogt GmbH. These acquisitions are collectively referred to as Stonehenge Operating Projects. The Stonehenge Operating Projects consist of the Langunnett, West Farm, and Manston power plants. The total combined nameplate capacity for the Stonehenge Operating Projects is 23.6 MW. The purchase price for the Stonehenge Operating Projects was $25,102, net of acquired cash.

Summit Solar Projects

On May 22, 2014, the Company acquired the equity interests in 50 solar generation facilities located in the U.S. from Nautilus Solar PV Holdings, Inc. These 50 systems have a combined nameplate capacity of 19.6 MW. The purchase price for these systems was $29,040, net of acquired cash. In addition, an affiliate of the seller owns certain interests in seven operating solar generation facilities in Canada with a total capacity of 3.8 MW. In conjunction with the signing of the purchase and sale agreement to acquire the U.S. equity interests, the Company signed an asset purchase agreement to purchase the right and title to all of the assets of the Canadian facilities. The purchase of the Canadian assets closed on July 23, 2014, and the purchase price was $21,061.

MA Operating

On June 26, 2014, the Company acquired four operating solar generation facilities located in Massachusetts that achieved commercial operations during 2013. The total nameplate capacity for these facilities is 12.2 MW. The purchase price for this acquisition was $39,500.

Mt. Signal

On July 23, 2014, the Company acquired a controlling interest in Imperial Valley Solar 1 Holdings II, LLC, which owns a 265.8 MW utility-scale solar generation facility located in Mt. Signal, California ("Mt. Signal"). The Company acquired Mt. Signal from an indirect wholly owned subsidiary of Silver Ridge Power, LLC ("SRP") in exchange for $291.7 million, net of acquired cash, for total consideration consisting of (i) 5,840,000 Class B1 units (and a corresponding number of shares Class B1 common stock) equal in value to $146.0 million and (ii) 5,840,000 Class B units (and a corresponding number of shares Class B common stock) equal in value to $146.0 million. Prior to the IPO, SRP was owned 50% by R/C US Solar Investment Partnership, L.P. ("Riverstone") and 50% by SunEdison, who acquired all of The AES Corporation’s ("AES") equity ownership interest in SRP on July 2, 2014. In connection with its acquisition of AES’s interest in SRP, SunEdison entered into a Master Transaction Agreement with Riverstone pursuant to which the parties agreed to sell Mt. Signal to the Company and to distribute the Class B units (and shares of Class B common stock) to SunEdison and the Class B1 units (and shares of Class B1 common stock) to Riverstone.

Hudson Energy

On November 4, 2014, the Company acquired the operating portfolio of Hudson Energy Solar Corporation, a solar generation facility developer that owns and operates solar assets for schools, school districts, and commercial and industrial customers.  The HES Portfolio consists of 101 operational solar distributed generation facilities located in Massachusetts, New Jersey and Pennsylvania that have a total nameplate capacity of 25.3 MW. The cash purchase price for this acquisition was $32.8 million, net of acquired cash.

Capital Dynamics

On December 18, 2014, the Company acquired 77.6 MW of solar distributed generation facilities in the U.S. from Capital Dynamics U.S. Solar Energy Fund, L.P., a closed-end private equity fund. The CD DG Portfolio consists of 42 solar generation facilities located in California, Massachusetts, New Jersey, New York, and Pennsylvania. The purchase price for this acquisition was $256.7 million, net of acquired cash.

The preliminary estimated fair values of assets, liabilities and non-controlling interest as of December 31, 2014, is as follows:

				Total
	Capital		Other	Preliminary
(In thousands)	Dynamics	Mt. Signal	Acquisitions	Allocation
Property and equipment	$200,712	$649,005	$245,828	$1,095,545
Accounts receivable	4,511	11,617	11,251	27,379
Restricted cash	15	22,165	14,688	36,868
Deferred income taxes	22,129	—	—	22,129
Other assets	687	12,621	4,987	18,295
Intangible assets	83,114	117,925	140,248	341,287
Total assets acquired	311,168	813,333	417,002	1,541,503
Long-term debt	—	413,464	137,472	550,936
Accounts payable, accrued expenses and other current liabilities	5,925	24,813	7,410	38,148
Asset retirement obligations	6,749	4,656	18,058	29,463
Deferred income taxes	25,191	—	892	26,083
Total liabilities assumed	37,865	442,933	163,832	644,630
Non-controlling interest	16,600	78,745	9,913	105,258
Purchase price, net of cash acquired	$256,703	$291,655	$243,257	$791,615

The acquired solar generation facilities' non-financial assets represent preliminary estimates of the fair value of acquired PPAs based on significant inputs that are not observable in the market and thus represent a Level 3 measurement. The estimated fair values were determined based on an income approach and the estimated useful lives of the intangible assets range from 10 to 25 years. See Note 7. Intangible Assets for additional disclosures related to the acquired intangible assets.

The operating revenues and net income of acquired solar generation facilities reflected in the accompanying consolidated statement of operations for the year ended December 31, 2014 were $60,794 and $12,487, respectively. The following unaudited pro forma supplementary data presented in the table below gives effect to the acquisitions as if the transactions had occurred on January 1, 2013. The pro forma supplementary data is provided for informational purposes only and should not be construed to be indicative of the Company’s results of operations had the acquisitions been consummated on the date assumed or of the Company’s results of operations for any future date.

	Year Ended December 31,
(In thousands, unaudited)	2014	2013
Total operating revenues, net	$113,324	$51,450
Net loss	(3,483)	(10,537)

Acquisition costs, including amounts for affiliates, related to the transactions above were $14,261 for the year ended December 31, 2014 and are reflected as acquisition and related costs in the accompanying consolidated statements of operations. There were no acquisition costs for the years ended December 31, 2013 and 2012, respectively.

Acquisitions of Call Right Projects

The assets and liabilities transferred to the Company for the acquisitions listed below relate to interests under common control with SunEdison and accordingly, were recorded at historical cost basis. The difference between the cash purchase price and historical cost basis of the net assets acquired was recorded as a distribution to SunEdison and reduced the balance of its non-controlling interest.

Fairwinds and Crundale

On November 4, 2014, the Company completed the acquisition of Fairwinds and Crundale, two utility-scale solar power plants with a total capacity of 50.0 MW located in the United Kingdom that became operational in September 2014. The Company paid approximately $32.2 million in cash to acquire the power plants from SunEdison and assumed approximately $63.7 million of project level debt. Fairwinds and Crundale were the first Call Right Project acquisitions pursuant to the Support Agreement with SunEdison, see further discussion in Note 18. Related Parties.

DG 2014 Portfolio I and DG 2015 Portfolio 2

In December 2014, the Company acquired the DG 2014 Portfolio 1 and the DG 2015 Portfolio 2, consisting of 25.7 MW of solar distributed generation facilities. As of December 31, 2014, the Company has paid $50.6 million in cash to acquire these solar generation facilities from subsidiaries of SunEdison in a series of transactions. The acquired facilities were Call Right Projects pursuant to the Support Agreement with SunEdison, see further discussion in Note 18. Related Parties.

The following table is a summary of assets and liabilities acquired from SunEdison as of December 31, 2014:

(in thousands)	Fairwinds and Crundale	DG 2014 Portfolio 1	DG 2015 Portfolio 2	Total
Current Assets	$3,260	$1,380	$—	$4,640
Property, plant and equipment	118,197	55,358	5,489	179,044
Non-current assets	899	—	—	899
Total assets acquired	122,356	56,738	5,489	184,583
Long-term debt	61,982	1,185	—	63,167
Other liabilities	37,741	17,596	—	55,337
Total liabilities assumed	99,723	18,781	—	118,504
Net assets acquired	$22,633	$37,957	$5,489	$66,079

Subsequent Event

Acquisition of First Wind

On January 29, 2015, the Company through Terra LLC acquired from First Wind Holdings, LCC (together with its subsidiaries, “First Wind”) 521.1 MW of operating power assets, including 500.0 MW of wind power assets and 21.1 MW of solar power assets, from First Wind (the “First Wind acquisition”). The operating power assets we acquired are located in Maine, New York, Hawaii, Vermont and Massachusetts and were acquired for total cash consideration of $830.0 million net of acquired cash, plus additional expenses incurred through the refinancing of certain existing indebtedness, the termination of certain swaps, debt breakage fees, and the purchase of a partner’s ownership stake in certain assets held by First Wind through a joint venture.